FINANCING RECEIVABLES ON NONACCRUAL STATUS	12 Months Ended
Dec. 31, 2015
Receivables,Loans,Notes Receivable,And Others [Abstract]
Financing Receivables [Text Block]
NOTE 8   FINANCING RECEIVABLES ON NONACCRUAL STATUS

The following table summarizes loans (in thousands) on nonaccrual status by class of loan at December 31, 2015 and 2014.

	December 31, 2015	December 31, 2014

Commercial operating	$538	$673
Commercial real estate, 1-4 family	19	179
Commercial real estate, other	97	69

Real estate, other	15	18

Consumer, equity	42	99
Consumer, other	10	23
Total	$721	$1,061